[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 6, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	GAMCO Global Series Funds, Inc. (the“Company”) File Nos. 33-66262 and 811-07896

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Company, that the Statement of Additional Information for the Company do not differ from those contained in Post-Effective Amendment No. 53 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2024 (Accession No. 0001829126-24-002873).

If you have any questions, concerning this filing, you may contact me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP

cc:	J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
H. Crowley